Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	€ 352	€ (1,267)
Financial assets at FVOCI | FVOCI equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	€ 107	€ (178)
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments	13.00%	13.00%
Investment in Bank of Beijing | Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealised revaluation	€ (206)	€ (225)
Investment in Van Lanschot Kempen | Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealised revaluation	€ 125	€ 61